SUBSEQUENT EVENT - REGISTERED DIRECT OFFERING (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Pre funded or ordinary warrants exercise terms	four years
Gross proceeds from offering		$ 0	$ 2,928	$ 0
Offering To Institutional Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of ADS issued to institutional investors	858,303
Number of pre funded warrants issued to purchase ADS	391,967
American Depositary Shares purchase price per share	$ 8
Pre-funded warrant purchase price per share	$ 7.996
Warrants issued to purchase ADS	1,250,000
Pre funded warrants exercisable price per AD	$ 0.004
Pre funded warrants exercise price per ADS	$ 8
Pre funded or ordinary warrants exercise terms	A holder of the pre-funded or ordinary warrants cannot exercise such warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% (or 9.99% at the election of the holder) of the outstanding share capital of the Company immediately after giving effect to such exercise.
Placement Agent Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of ADS issued to institutional investors	62,500
Pre funded warrants exercise price per ADS	$ 10
Pre funded or ordinary warrants exercise terms	five years
Gross proceeds from offering	$ 10,000
Proceeds from exercise of warrants after deducting fees and expenses	$ 8,900